UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
JANUARY 31, 2004


[LOGO OF USAA]
   USAA(R)

                                USAA GROWTH Fund

                                         [GRAPHIC OF USAA GROWTH Fund]

           S e m i a n n u a l   R e p o r t
--------------------------------------------------------------------------------
   JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                        5

FINANCIAL INFORMATION

   Portfolio of Investments                                      13

   Notes to Portfolio of Investments                             19

   Financial Statements                                          20

   Notes to Financial Statements                                 23

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "
                                         THE UNCERTAINTY ABOUT THE TIMING OF
                                       AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]        OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                          TWO MORE GOOD REASONS TO HAVE USAA
                                            HELPING YOU MANAGE YOUR MONEY.
                                                        "
--------------------------------------------------------------------------------

                 This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                 In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                 In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                 We thank you for your trust and the opportunity to serve you.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  Invests principally in equity securities of companies that are selected for their growth potential.

--------------------------------------------------------------------------------
                                        1/31/04                       7/31/03
--------------------------------------------------------------------------------
Net Assets                           $851.8 Million               $769.7 Million
Net Asset Value Per Share                $12.46                       $11.29

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
--------------------------------------------------------------------------------

7/31/03 TO 1/31/04*            1 YEAR            5 YEARS                10 YEARS
      10.41%                   29.31%             -9.47%                  3.41%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES
                 PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA GROWTH          LIPPER LARGE-CAP     LIPPER LARGE-CAP      RUSSELL 1000
                      FUND            GROWTH FUNDS AVERAGE  GROWTH FUNDS INDEX     GROWTH INDEX
                   -----------        --------------------  ------------------     ------------
 1/31/1994            $10000.00           $10000.00            $10000.00           $10000.00
 2/28/1994              9761.24             9828.55              9837.98             9816.81
 3/31/1994              9344.81             9313.65              9356.49             9342.17
 4/30/1994              9400.33             9329.23              9401.88             9385.09
 5/31/1994              9450.31             9371.53              9458.27             9527.29
 6/30/1994              9489.17             8983.58              9105.43             9245.45
 7/31/1994              9789.01             9263.21              9367.13             9561.24
 8/31/1994             10721.82             9770.15              9847.31            10093.52
 9/30/1994             10633.02             9580.12              9612.74             9957.09
10/31/1994             10633.02             9799.90              9859.01            10190.88
11/30/1994             10415.59             9435.79              9495.34             9864.21
12/31/1994             10151.08             9506.82              9569.31            10029.47
 1/31/1995             10612.20             9594.92              9643.89            10244.04
 2/28/1995             10768.07             9926.29              9975.96            10673.20
 3/31/1995             11216.20            10224.20             10259.28            10984.50
 4/30/1995             11540.93            10432.99             10539.12            11224.70
 5/31/1995             11904.63            10774.90             10887.56            11615.43
 6/30/1995             11989.06            11317.10             11443.71            12063.76
 7/31/1995             12378.73            11904.15             12066.04            12565.09
 8/31/1995             12411.21            11967.55             12133.01            12578.81
 9/30/1995             12598.53            12394.92             12583.57            13158.63
10/31/1995             12251.78            12317.05             12512.18            13167.75
11/30/1995             12974.55            12722.92             12905.82            13679.54
12/31/1995             13405.04            12666.40             12910.86            13757.96
 1/31/1996             13779.91            12991.05             13290.59            14218.17
 2/29/1996             14383.87            13335.69             13589.43            14478.20
 3/31/1996             14397.75            13352.81             13595.88            14496.78
 4/30/1996             15078.07            13791.10             13919.47            14878.20
 5/31/1996             15140.55            14178.93             14330.25            15398.07
 6/30/1996             14640.72            14009.17             14201.07            15418.98
 7/31/1996             13918.75            13117.62             13440.66            14515.59
 8/31/1996             14147.84            13572.96             13844.23            14890.25
 9/30/1996             14470.09            14493.46             14807.78            15974.52
10/31/1996             14698.73            14566.33             14992.33            16070.78
11/30/1996             15993.97            15488.03             15961.71            17277.40
12/31/1996             15791.40            15136.20             15565.37            16939.14
 1/31/1997             16562.53            16074.63             16551.86            18127.21
 2/28/1997             16713.40            15793.82             16314.31            18004.47
 3/31/1997             15975.80            14962.18             15478.25            17030.15
 4/30/1997             15674.05            15761.18             16327.66            18161.01
 5/31/1997             17593.50            16895.91             17436.01            19471.61
 6/30/1997             17803.04            17578.15             18166.07            20250.88
 7/31/1997             19831.45            19249.06             19902.18            22041.91
 8/31/1997             19471.03            18345.36             18816.70            20751.79
 9/30/1997             19524.93            19327.37             19856.02            21772.97
10/31/1997             17694.46            18565.30             19166.66            20968.22
11/30/1997             16933.98            18957.99             19592.69            21858.85
12/31/1997             16373.58            19132.81             19860.00            22103.71
 1/31/1998             16966.41            19458.09             20211.54            22764.67
 2/28/1998             18170.91            20996.67             21754.95            24477.07
 3/31/1998             18951.95            21950.51             22767.21            25452.83
 4/30/1998             19187.20            22323.69             23148.81            25805.05
 5/31/1998             18575.54            21740.76             22631.09            25072.81
 6/30/1998             19215.43            23040.83             23926.52            26608.42
 7/31/1998             18857.85            22846.53             23915.22            26432.29
 8/31/1998             16015.99            19096.72             20009.63            22465.44
 9/30/1998             17160.46            20444.81             21465.16            24191.17
10/31/1998             19007.77            21776.87             22849.51            26135.45
11/30/1998             20184.21            23236.47             24418.46            28123.45
12/31/1998             21635.24            25642.61             27103.46            30659.33
 1/31/1999             22988.05            27395.67             28863.04            32459.59
 2/28/1999             22076.37            26227.28             27678.19            30976.73
 3/31/1999             22654.75            27701.48             29251.54            32608.15
 4/30/1999             23174.31            27688.65             29351.51            32649.85
 5/31/1999             22831.21            26869.77             28379.18            31646.44
 6/30/1999             24125.20            28816.61             30351.86            33863.11
 7/31/1999             23556.63            27959.94             29399.29            32786.89
 8/31/1999             23301.75            27956.90             29405.37            33322.61
 9/30/1999             22703.22            27784.85             29106.97            32622.61
10/31/1999             23965.11            29690.52             31339.04            35086.19
11/30/1999             24628.13            31365.96             32887.88            36979.22
12/31/1999             26324.43            35152.41             36540.20            40825.35
 1/31/2000             25205.18            33849.11             35073.57            38911.11
 2/29/2000             25764.80            36478.53             36918.21            40813.30
 3/31/2000             27685.09            38171.91             39509.16            43734.55
 4/30/2000             26609.73            35915.57             36451.95            41653.46
 5/31/2000             25764.80            33776.28             34353.53            39555.95
 6/30/2000             27487.58            36228.54             36625.50            42553.82
 7/31/2000             26884.06            35423.73             35883.45            40779.85
 8/31/2000             28716.56            38503.27             38986.96            44472.20
 9/30/2000             26028.91            35839.33             36013.82            40265.36
10/31/2000             24851.39            33939.80             34109.53            38360.10
11/30/2000             21632.82            29455.18             29533.12            32705.56
12/31/2000             21307.60            29508.96             29349.57            31670.70
 1/31/2001             22765.49            30259.34             30203.58            33858.70
 2/28/2001             18761.90            25718.86             25527.62            28110.44
 3/31/2001             16328.35            23204.09             22875.44            25051.52
 4/30/2001             18739.47            25623.20             25331.31            28219.87
 5/31/2001             18593.68            25354.63             25138.71            27804.56
 6/30/2001             18156.32            24546.16             24414.35            27160.63
 7/31/2001             17651.66            23603.31             23539.35            26481.83
 8/31/2001             15621.83            21645.78             21749.95            24316.29
 9/30/2001             13524.72            19451.78             19562.97            21888.52
10/31/2001             14623.74            20260.78             20374.26            23036.89
11/30/2001             16451.71            22133.93             22241.15            25249.94
12/31/2001             16227.42            22223.29             22344.30            25202.49
 1/31/2002             15812.48            21698.28             21839.34            24757.26
 2/28/2002             14825.60            20730.23             20935.30            23729.84
 3/31/2002             15689.12            21562.62             21777.71            24550.62
 4/30/2002             14253.66            20086.65             20327.67            22546.91
 5/31/2002             13984.51            19647.55             19957.13            22001.44
 6/30/2002             12425.69            18019.26             18331.90            19966.20
 7/31/2002             11595.82            16643.16             16952.29            18868.55
 8/31/2002             11651.89            16691.20             17046.01            18924.96
 9/30/2002             10743.52            15185.22             15394.45            16961.90
10/31/2002             11494.89            16362.62             16579.46            18517.84
11/30/2002             11663.11            17071.67             17265.84            19523.63
12/31/2002             11068.74            15863.34             16062.80            18175.01
 1/31/2003             10810.80            15557.78             15692.25            17734.00
 2/28/2003             10709.87            15412.38             15523.63            17652.56
 3/31/2003             11023.88            15698.96             15814.79            17981.10
 4/30/2003             11674.32            16824.27             16972.83            19310.56
 5/31/2003             12190.19            17677.63             17804.20            20274.45
 6/30/2003             12347.19            17823.01             17951.65            20553.62
 7/31/2003             12661.20            18339.67             18472.27            21065.06
 8/31/2003             12806.99            18769.53             18926.74            21588.97
 9/30/2003             12717.27            18367.93             18523.85            21357.85
10/31/2003             13423.79            19456.46             19647.57            22557.47
11/30/2003             13435.00            19623.58             19834.51            22793.63
12/31/2003             13822.30            20177.76             20393.72            23581.92
 1/31/2004             13979.37            20574.79             20784.65            24063.51

                                   [END CHART]

                  DATA FROM 1/31/94 THROUGH 1/31/04.



NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund to the following benchmarks:

                  o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                  o The Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

                  o The Lipper Large-Cap Growth Funds Average, an average
                    performance level of all large-capitalization growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

SETH A. REICHER, CFA                          THOMAS F. MARSICO
  RCM Global Investors LLC (RCM)                Marsico Capital Management, LLC
                                                (Marsico Capital)

JOANNE L. HOWARD
  RCM Global Investors LLC (RCM)

--------------------------------------------------------------------------------
HOW DID THE FUND PERFORM?

                  For the six-month period ended January 31, 2004, the USAA Growth Fund had a total return of 10.41%. This compares to a return of 11.81% for the Lipper Large-Cap Growth Funds Average, 12.52% for the Lipper Large-Cap Growth Funds Index, and 14.23% for the Russell 1000 Growth Index.

                  The Fund is listed as a Lipper Leader for tax efficiency and expense among 490 and 494 funds, respectively, within the Lipper Large-Cap Growth Funds category for the three-year period ending January 31, 2004. The Fund was rated for tax efficiency among 323 and 91 funds in the Large-Cap Growth Funds category for the five- and 10-year periods, respectively, ending January 31, 2004. The Fund was rated for expense among 325 and 91 funds in the Large-Cap Growth Funds category for the five- and 10-year periods, respectively, ending January 31, 2004. Ratings are based on an equal-weighted average of percentile ranks for the tax efficiency and expense metrics over three-, five-, and 10-year periods (if applicable).

                      [LOGO OF LIPPER LEADER]    [LOGO OF LIPPER LEADER]
                               TAX                       EXPENSE
                            EFFICIENCY

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW DID THE RCM PORTION OF THE FUND PERFORM?

                  The RCM portion earned a double-digit return, but did trail its Russell 1000 Growth benchmark as smaller-capitalization and lower-quality stocks outperformed the broader market. This is typical in the early stage of an economic expansion as investors are drawn to stocks with greater sensitivity to the general operating environment and longer-term fundamentals are not driving returns. It is also the kind of market in which our fundamentally driven, higher-quality style has generally underperformed.

HOW WAS THE RCM PORTION OF THE FUND POSITIONED, AND WHAT IMPACT DID IT HAVE ON PERFORMANCE?

                  Our positioning relative to the benchmark at the beginning of the period was overweight in the more stable-growth sectors and underweight in the more cyclical-growth sectors. We have become more constructive on the economic recovery and, with increased earnings visibility, our bottom-up stock selection process has resulted in increased exposure to more cyclical-growth stocks. As of the end of January 2004, we were modestly overweight in technology after having been significantly underweight at the end of July 2003. Additionally, the significant overweight in consumer staples has been neutralized, and the significant overweight in health care has now become a modest underweight.

                  Our sector positioning overall only slightly detracted from relative performance, while a majority of the underperformance can be attributed to stock selection and the outperformance of smaller-capitalization and lower-quality stocks as described above. Within

                  LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF JANUARY 31, 2004. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2004. THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                  sectors, we moved toward stocks with more leverage to the recovery. Examples within technology include reducing our exposure to more defensive stocks such as IBM Corp. (exited) and Microsoft Corp. (trimmed) and building positions in stocks such as SAP AG ADR and Oracle Corp. that should benefit from increasing corporate information technology spending. In health care, we exited our position in Merck & Co., Inc., trimmed Johnson & Johnson, Inc. and Pfizer, Inc., and built positions in Boston Scientific Corp. and St. Jude Medical, Inc., both of which should benefit from expanding markets for their new products and strong competitive positioning.

WHAT IS RCM'S OUTLOOK?

                  As business spending continues to expand, it appears that the economy is making the necessary transition from a consumer-led recovery to a business-led recovery. We believe the RCM portion of the Fund is well-positioned to outperform in an economy that continues to expand, but at a slower pace. Gross domestic product (GDP) growth is decelerating, and corporate earnings growth is expected to do the same. It is in this kind of environment that RCM's fundamentally-driven, higher-quality investment style has generally outperformed.

HOW DID THE MARSICO CAPITAL PORTION OF THE FUND PERFORM?

                  There were several factors that caused Marsico Capital's portion of the Fund to underperform the Russell 1000 Growth Index. In financial services, SLM Corp. (Sallie Mae) posted a return of negative 7% during the reporting period, while certain other financial-related positions also lagged the benchmark.

                  The Fund's holdings in the industrials sector, particularly low-cost airlines JetBlue Airways Corp. and Ryanair Holdings plc ADR, significantly detracted from performance; we sold JetBlue prior to the end of the reporting period.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-18.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  In the media sector, Viacom, Inc. "B" and Clear Channel Communications, Inc. posted returns that lagged the Russell 1000 Growth Index; Clear Channel Communications, Inc. was sold during the reporting period.

                  In aggregate, our investments in information technology detracted from relative performance. On the plus side, Intel Corp. is one of our largest holdings, and it performed well during the reporting period, as did QUALCOMM, Inc. and Cisco Systems, Inc. However, the Fund's underweight position in the semiconductor industry relative to the index and stock selection in the sector was detrimental to performance.

WHAT INVESTMENTS HELPED MARSICO CAPITAL'S RELATIVE PERFORMANCE?

                  Health care equipment and services positions Zimmer Holdings, Inc., Boston Scientific Corp., and UnitedHealth Group, Inc. were among the Fund's top performing positions. Genentech, Inc., a biotechnology company, also posted strong returns. We also did well with our holdings in homebuilders Lennar Corp. "A" and M.D.C. Holdings, Inc., which posted returns of 36% and 26%, respectively.

HOW WAS THE MARSICO CAPITAL PORTION OF THE FUND POSITIONED MOVING INTO THE SECOND HALF OF THE REPORTING YEAR?

                  As of January 31, 2004, the economic sector allocation emphasized health care, information technology, financial services, industrials, and consumer discretionary companies.

                  We thank you, the Fund's shareholders, for the opportunity to invest on your behalf.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------------------
                TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
--------------------------------------------------------

Intel Corp.                                       4.2%

Pfizer, Inc.                                      4.2%

Cisco Systems, Inc.                               3.8%

General Electric Co.                              3.8%

Genentech, Inc.                                   2.7%

Boston Scientific Corp.                           2.6%

Citigroup, Inc.                                   2.6%

Microsoft Corp.                                   2.4%

Dell, Inc.                                        2.3%

Procter & Gamble Co.                              2.2%
--------------------------------------------------------

--------------------------------------------------------
                  TOP 10 INDUSTRIES*
                  (% of Net Assets)
--------------------------------------------------------

Pharmaceuticals                                   9.7%

Health Care Equipment                             6.2%

Communications Equipment                          6.1%

Industrial Conglomerates                          6.0%

Semiconductors                                    5.8%

Systems Software                                  5.3%

Biotechnology                                     4.7%

Computer Hardware                                 2.8%

Thrifts & Mortgage Finance                        2.8%

Household Products                                2.7%
--------------------------------------------------------

*EXCLUDING MONEY MARKET INSTRUMENTS.



YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-18.

                                                                              13
 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH FUND

JANUARY 31, 2004 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             STOCKS (96.4%)

             AEROSPACE & DEFENSE (2.4%)
   54,926    Honeywell International, Inc.                                       $  1,984
   80,189    Lockheed Martin Corp.                                                  3,899
  151,000    United Technologies Corp.                                             14,426
                                                                                 --------
                                                                                   20,309
                                                                                 --------
             AIR FREIGHT & LOGISTICS (1.5%)
   91,795    FedEx Corp.                                                            6,176
   90,700    United Parcel Service, Inc. "B"                                        6,464
                                                                                 --------
                                                                                   12,640
                                                                                 --------
             AIRLINES (0.0%)(e)
   12,190    Ryanair Holdings plc ADR (Ireland)*(a)                                   427
                                                                                 --------
             APPLICATION SOFTWARE (0.9%)
  178,000    SAP AG ADR (Germany)                                                   7,380
                                                                                 --------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
   82,500    Franklin Resources, Inc.                                               4,766
                                                                                 --------
             AUTOMOBILE MANUFACTURERS (0.4%)
   72,989    Bayerische Motoren Werke AG (Germany)                                  3,199
                                                                                 --------
             BIOTECHNOLOGY (4.7%)
  183,000    Amgen, Inc.*                                                          11,802
  240,824    Genentech, Inc.*                                                      22,999
   92,500    Gilead Sciences, Inc.*                                                 5,075
                                                                                 --------
                                                                                   39,876
                                                                                 --------
             BREWERS (0.6%)
  106,000    Anheuser-Busch Companies, Inc.                                         5,376
                                                                                 --------
             BROADCASTING & CABLE TV (0.6%)
  166,480    Comcast Corp. "A"*(a)                                                  5,486
                                                                                 --------

             COMMUNICATIONS EQUIPMENT (6.1%)
1,261,604    Cisco Systems, Inc.*                                                  32,347
   75,547    Motorola, Inc.                                                         1,253
  474,000    Nokia Corp. ADR (Finland)                                              9,793
  144,161    QUALCOMM, Inc.                                                         8,422
                                                                                 --------
                                                                                   51,815
                                                                                 --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND

JANUARY 31, 2004 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             COMPUTER & ELECTRONIC RETAIL (0.4%)
   60,966    Best Buy Co., Inc.                                                  $  3,072
                                                                                 --------
             COMPUTER HARDWARE (2.8%)
  582,333    Dell, Inc.*                                                           19,491
  169,500    Hewlett-Packard Co.                                                    4,032
                                                                                 --------
                                                                                   23,523
                                                                                 --------
             COMPUTER STORAGE & PERIPHERALS (0.5%)
  323,995    EMC Corp.*                                                             4,549
                                                                                 --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
  153,321    Caterpillar, Inc.                                                     11,979
                                                                                 --------
             CONSUMER ELECTRONICS (0.1%)
   36,000    Sharp Corp. (Japan)                                                      648
                                                                                 --------
             CONSUMER FINANCE (1.7%)
  373,419    SLM Corp.                                                             14,339
                                                                                 --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
   97,000    Automatic Data Processing, Inc.                                        4,147
                                                                                 --------
             DIVERSIFIED BANKS (0.5%)
  285,575    HSBC Holdings plc (United Kingdom)                                     4,400
                                                                                 --------
             DRUG RETAIL (1.0%)
  247,877    Walgreen Co.                                                           8,564
                                                                                 --------
             FOOD DISTRIBUTORS (0.5%)
  120,000    Sysco Corp.                                                            4,552
                                                                                 --------
             FOOTWEAR (1.2%)
  143,359    Nike, Inc. "B"                                                         9,986
                                                                                 --------
             HEALTH CARE EQUIPMENT (6.2%)
  537,426    Boston Scientific Corp.*                                              21,922
  169,700    Medtronic, Inc.                                                        8,353
  140,500    St. Jude Medical, Inc.*                                               10,095
   35,500    Stryker Corp.                                                          3,150
  120,057    Zimmer Holdings, Inc.*                                                 9,184
                                                                                 --------
                                                                                   52,704
                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND

JANUARY 31, 2004 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             HEALTH CARE SERVICES (0.5%)
   54,479    Quest Diagnostics, Inc.(a)                                          $  4,631
                                                                                 --------
             HOME ENTERTAINMENT SOFTWARE (1.9%)
  350,714    Electronic Arts, Inc.*                                                16,434
                                                                                 --------
             HOME IMPROVEMENT RETAIL (1.9%)
  307,402    Lowe's Companies, Inc.                                                16,461
                                                                                 --------
             HOMEBUILDING (1.0%)
   97,656    Lennar Corp. "A"                                                       4,307
   16,872    Lennar Corp. "B"                                                         707
   54,356    M.D.C. Holdings, Inc.                                                  3,405
                                                                                 --------
                                                                                    8,419
                                                                                 --------
             HOTELS, RESORTS, & CRUISE LINES (0.4%)
   59,065    Four Seasons Hotels, Inc. (Canada)                                     3,100
                                                                                 --------
             HOUSEHOLD PRODUCTS (2.7%)
   81,400    Colgate-Palmolive Corp.                                                4,173
  182,992    Procter & Gamble Co.                                                  18,497
                                                                                 --------
                                                                                   22,670
                                                                                 --------
             HYPERMARKETS & SUPER CENTERS (1.8%)
  285,500    Wal-Mart Stores, Inc.                                                 15,374
                                                                                 --------
             INDUSTRIAL CONGLOMERATES (6.0%)
  163,000    3M Co.                                                                12,892
  971,221    General Electric Co.                                                  32,662
  218,940    Tyco International Ltd.                                                5,856
                                                                                 --------
                                                                                   51,410
                                                                                 --------
             INDUSTRIAL GASES (0.6%)
  105,500    Air Products & Chemicals, Inc.                                         5,266
                                                                                 --------
             INDUSTRIAL MACHINERY (1.2%)
   63,500    Danaher Corp.                                                          5,813
   60,800    Ingersoll-Rand Co. Ltd. "A" (Bermuda)                                  4,045
                                                                                 --------
                                                                                    9,858
                                                                                 --------
             INTERNET RETAIL (0.2%)
   39,840    Amazon.com,Inc.*                                                       2,011
                                                                                 --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND

JANUARY 31, 2004 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES (1.4%)
  258,400    Yahoo!, Inc.*                                                       $ 12,106
                                                                                 --------
             INVESTMENT BANKING & BROKERAGE (2.6%)
   43,200    Goldman Sachs Group, Inc.                                              4,301
  298,421    Merrill Lynch & Co., Inc.                                             17,544
                                                                                 --------
                                                                                   21,845
                                                                                 --------
             IT CONSULTING & OTHER SERVICES (0.6%)
  205,800    Accenture Ltd. "A" (Bermuda)*(a)                                       4,871
                                                                                 --------
             LIFE & HEALTH INSURANCE (0.5%)
  117,500    AFLAC, Inc.                                                            4,333
                                                                                 --------
             MANAGED HEALTH CARE (1.9%)
  272,668    UnitedHealth Group, Inc.                                              16,600
                                                                                 --------
             MOVIES & ENTERTAINMENT (1.3%)
   88,000    News Corp. Ltd. ADR (preferred)(Australia)                             2,821
  215,000    Viacom, Inc. "B"                                                       8,665
                                                                                 --------
                                                                                   11,486
                                                                                 --------
             MULTI-LINE INSURANCE (0.4%)
   46,500    American International Group, Inc.                                     3,229
                                                                                 --------
             OIL & GAS DRILLING (0.3%)
   76,500    Noble Corp.*                                                           2,838
                                                                                 --------
             OIL & GAS EQUIPMENT & SERVICES (1.1%)
  124,000    Baker Hughes, Inc.                                                     4,350
  132,500    BJ Services Co.*                                                       5,186
                                                                                 --------
                                                                                    9,536
                                                                                 --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.6%)
  447,550    Citigroup, Inc.                                                       22,145
                                                                                 --------
             PHARMACEUTICALS (9.7%)
  185,337    Eli Lilly & Co.                                                       12,610
  125,492    Forest Laboratories, Inc.*                                             9,348
  158,700    Johnson & Johnson, Inc.                                                8,478
  970,000    Pfizer, Inc.                                                          35,531
   90,400    Teva Pharmaceutical Industries Ltd. ADR (Israel)                       5,658
  264,700    Wyeth                                                                 10,840
                                                                                 --------
                                                                                   82,465
                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND

JANUARY 31, 2004 (UNAUDITED)

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES  SECURITY                                                                 (000)
-----------------------------------------------------------------------------------------
           PUBLISHING (0.5%)
   83,000  Tribune Co.                                                           $  4,249
                                                                                 --------
           RESTAURANTS (1.7%)
  199,000  McDonald's Corp.                                                         5,122
  247,000  Starbucks Corp.*                                                         9,080
                                                                                 --------
                                                                                   14,202
                                                                                 --------
           SEMICONDUCTOR EQUIPMENT (0.3%)
  133,000  ASML Holding N.V. (Netherlands)*                                         2,562
                                                                                 --------
           SEMICONDUCTORS (5.8%)
1,165,072  Intel Corp.                                                             35,651
  197,501  Maxim Integrated Products, Inc.                                         10,102
  121,300  Microchip Technology, Inc.                                               3,494
                                                                                 --------
                                                                                   49,247
                                                                                 --------
           SOFT DRINKS (2.3%)
  171,247  Coca-Cola Co.                                                            8,432
  230,500  PepsiCo, Inc.                                                           10,894
                                                                                 --------
                                                                                   19,326
                                                                                 --------
           SPECIALTY STORES (0.9%)
  193,218  Tiffany & Co.                                                            7,659
                                                                                 --------
           SYSTEMS SOFTWARE (5.3%)
  727,200  Microsoft Corp.                                                         20,107
  284,000  Novell, Inc.*                                                            3,607
1,057,300  Oracle Corp.*                                                           14,601
   72,900  Red Hat, Inc.*                                                           1,387
  178,300  VERITAS Software Corp.*                                                  5,859
                                                                                 --------
                                                                                   45,561
                                                                                 --------
           THRIFTS & MORTGAGE FINANCE (2.8%)
   44,505  Countrywide Financial Corp.                                              3,718
  222,602  Fannie Mae                                                              17,163
   28,900  Golden West Financial Corp.                                              2,998
                                                                                 --------
                                                                                   23,879
                                                                                 --------
           WIRELESS TELECOMMUNICATION SERVICES (1.6%)
  234,055  Nextel Communications, Inc. "A"*                                         6,177
  301,000  Vodafone Group plc ADR (United Kingdom)(a)                               7,705
                                                                                 --------
                                                                                   13,882
                                                                                 --------
           Total stocks (cost: $682,158)                                          821,392
                                                                                 --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND

JANUARY 31, 2004 (UNAUDITED)

                                                                                   MARKET
    NUMBER                                                                          VALUE
 OF SHARES   SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.8%)
             MONEY MARKET FUNDS (2.6%)
 5,152,534   AIM Short-Term Investment Co. Liquid Assets
                Portfolio, 0.99%,(b,c)                                           $  5,153
 6,179,521   Merrill Lynch Premier Institutional Fund, 1.03%,(b,c)                  6,179
10,486,664   SSgA Prime Money Market Fund, 0.91%,(b)                               10,487
                                                                                 --------
                                                                                   21,819
                                                                                 --------
PRINCIPAL
   AMOUNT
    (000)
---------
             REPURCHASE AGREEMENT (0.2%)
$   2,000    Banc One Capital Markets, Inc., 1.03%, acquired on 1/30/2004 and due 2/02/2004 at $2,000 (collateralized by $468 of GNMA
              securities, 1.45%, due 5/20/2030; market value of $470 and by
              $1,619 of Fannie Mae Subordinated Notes, 1.45% - 6.50%, due
              between 11/25/2007 and 5/25/2033, market value of $1,572)(c,d)        2,000
                                                                                 --------
             Total money market instruments (cost: $23,819)                        23,819
                                                                                 --------

             TOTAL INVESTMENTS (COST: $705,977)                                  $845,211
                                                                                 ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                  The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 6.6% of net assets at January 31, 2004.

                  ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                  (a) The security or  a portion  thereof was out on loan as of
                      January 31, 2004.

                  (b) Rate represents the money market fund annualized seven-day yield at January 31, 2004.

                  (c) Investment was purchased with the cash collateral proceeds received from securities loaned.

                  (d) Collateral on  repurchase  agreements is  received by the
                      Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

                  (e) Represents less than 0.1% of net assets.

                    * Non-income-producing security for the 12 months preceding
                      January 31, 2004.

                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH FUND

JANUARY 31, 2004 (UNAUDITED)

ASSETS

   Investments in securities, at market value (including securities
     on loan of $12,491) (identified cost of $705,977)                      $  845,211
   Cash                                                                            204
   Receivables:
     Capital shares sold                                                           470
     USAA Investment Management Company                                            653
     Dividends and interest                                                        556
     Securities sold                                                            18,963
     Other                                                                           1
                                                                            ----------
       Total assets                                                            866,058
                                                                            ----------
LIABILITIES

   Payables:
     Upon return of securities loaned                                           13,333
     Capital shares redeemed                                                       354
   Unrealized depreciation on foreign currency contracts held, at value             26
   Accrued management fees                                                         480
   Accrued transfer agent's fees                                                     1
   Other accrued expenses and payables                                              97
                                                                            ----------
       Total liabilities                                                        14,291
                                                                            ----------
          Net assets applicable to capital shares outstanding               $  851,767
                                                                            ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                          $1,209,842
   Accumulated undistributed net investment loss                                   (74)
   Accumulated net realized loss on investments                               (497,210)
   Net unrealized appreciation of investments                                  139,234
   Net unrealized depreciation on foreign currency translations                    (25)
                                                                            ----------
          Net assets applicable to capital shares outstanding               $  851,767
                                                                            ==========
   Capital shares outstanding                                                   68,356
                                                                            ==========
   Authorized shares of $.01 par value                                         150,000
                                                                            ==========
   Net asset value, redemption price, and offering price per share          $    12.46
                                                                            ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH FUND

SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME

    Dividends (net of foreign taxes withheld of $14)                  $ 3,910
    Interest                                                               62
    Securities lending                                                     10
                                                                      -------
        Total income                                                    3,982
                                                                      -------
EXPENSES

    Management fees                                                     2,872
    Administrative and servicing fees                                     611
    Transfer agent's fees                                               1,120
    Custodian's fees                                                       94
    Postage                                                               113
    Shareholder reporting fees                                            103
    Directors' fees                                                         2
    Registration fees                                                      21
    Professional fees                                                      28
    Other                                                                   6
                                                                      -------
        Total expenses                                                  4,970
    Expenses reimbursed                                                  (897)
    Expenses paid indirectly                                              (85)
                                                                      -------
        Net expenses                                                    3,988
                                                                      -------
NET INVESTMENT LOSS                                                        (6)
                                                                      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

    Net realized gain (loss) on:
      Investments                                                      31,705
      Foreign currency transactions                                       (37)
    Change in net unrealized appreciation/depreciation of:
      Investments                                                      48,882
      Foreign currency translations                                       (88)
                                                                      -------
           Net realized and unrealized gain                            80,462
                                                                      -------
Increase in net assets resulting from operations                      $80,456
                                                                      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH FUND

SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003

                                                                 1/31/2004         7/31/2003
                                                                 ---------------------------
FROM OPERATIONS

   Net investment income (loss)                                  $     (6)          $    365
   Net realized gain (loss) on investments                         31,705            (14,470)
   Net realized loss on foreign currency transactions                 (37)               (68)
   Change in net unrealized appreciation/depreciation of:
     Investments                                                   48,882             78,097
     Foreign currency translations                                    (88)                63
                                                                 ---------------------------
     Increase in net assets resulting
         from operations                                           80,456             63,987
                                                                 ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                             (366)                 -
                                                                 ---------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                       44,677             62,878
   Shares issued for dividends reinvested                             358                  -
   Cost of shares redeemed                                        (43,062)           (85,447)
                                                                 ---------------------------
     Increase (decrease) in net assets from
         capital share transactions                                 1,973            (22,569)
                                                                 ---------------------------
Net increase in net assets                                         82,063             41,418

NET ASSETS

   Beginning of period                                            769,704            728,286
                                                                 ---------------------------
   End of period                                                 $851,767           $769,704
                                                                 ===========================
Accumulated undistributed net investment income (loss):
   End of period                                                 $    (74)          $    298
                                                                 ===========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                      3,747              6,108
   Shares issued for dividends reinvested                              29                  -
   Shares redeemed                                                 (3,606)            (8,381)
                                                                 ---------------------------
     Increase (decrease) in shares outstanding                        170             (2,273)
                                                                 ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

           USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Growth Fund (the Fund). The Fund's investment objective is long-term growth of capital.

               A. SECURITY VALUATION - The value of each security is determined
                  (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                  1. Portfolio securities, except  as  otherwise  noted,  traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                  2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                  3. Debt  securities  purchased  with  maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                  4. Securities for  which  market  quotations  are  not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                     an affiliate of the Fund, in  consultation  with the Fund's
                     subadviser  if   applicable,  under   valuation  procedures
                     approved by the Company's Board of Directors.

               B. FEDERAL TAXES - The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

               C. INVESTMENTS  IN   SECURITIES  -   Security   transactions  are
                  accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a
                  straight-line   basis   over  the   life  of  the   respective
                  securities.

               D. REPURCHASE AGREEMENTS - The  Fund  may  enter  into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

               E. FOREIGN  CURRENCY  TRANSLATIONS -  The  Fund's  assets  may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                  1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                  2. Market value of securities, other  assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                  Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2004, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

               F. EXPENSES  PAID   INDIRECTLY  -   A portion  of  the  brokerage
                  commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                  with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $85,000.

               G. USE OF ESTIMATES - The preparation of  financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have both committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. However, because Bank of America is an affiliate of one of the Fund's subadvisers, Marsico Capital Management, LLC (Marsico Capital), under the terms of the loan agreement, the Fund may not initiate any borrowings from the $50 million Bank of America commitment.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of $2,000. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $516,220,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2004, were $270,132,000 and $286,800,000, respectively.

          The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

          Gross unrealized appreciation and depreciation of investments as of January 31, 2004, were $145,931,000 and $6,697,000, respectively, resulting in net unrealized depreciation of $139,234,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          As of January 31, 2004, the terms of open foreign currency contracts were as follows (in thousands):

                        FOREIGN CURRENCY CONTRACTS TO BUY
-------------------------------------------------------------------------------
                               U.S. DOLLAR                         UNREALIZED
 EXCHANGE      CONTRACTS TO    VALUE AS OF      IN EXCHANGE       APPRECIATION/
   DATE          RECEIVE        1/31/2004     FOR U.S. DOLLAR     DEPRECIATION
-------------------------------------------------------------------------------
 3/17/2004       107 Euro         $133             $137               $(4)
-------------------------------------------------------------------------------

                       FOREIGN CURRENCY CONTRACTS TO SELL
-------------------------------------------------------------------------------
                               U.S. DOLLAR                         UNREALIZED
 EXCHANGE      CONTRACTS TO    VALUE AS OF      IN EXCHANGE       APPRECIATION/
   DATE          DELIVER        1/31/2004     FOR U.S. DOLLAR     DEPRECIATION
-------------------------------------------------------------------------------
3/17/2004      1,331 Euro        $1,656           $1,646             $(10)
3/17/2004      1,203 Euro         1,497            1,485              (12)
-------------------------------------------------------------------------------
                                 $3,153           $3,131             $(22)
-------------------------------------------------------------------------------

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2004, the Fund loaned securities having a fair market value of approximately $12,491,000 and received cash collateral of $13,333,000 for the loans. Of this amount $13,332,000 was invested in money market instruments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

               A. MANAGEMENT  FEES  -  The  Manager  carries  out   the   Fund's
                  investment policies and provides portfolio management oversight of the Fund's assets managed by subadvisers. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                  The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                  commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                  The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

 1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                  For the six-month period ended January 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $2,872,000, which is net of a performance adjustment of $(183,000).

               B. SUBADVISORY  ARRANGEMENTS  -  The  Manager  has  entered  into investment subadvisory agreements with RCM Global Investors LLC (RCM) and Marsico Capital, under which RCM and Marsico Capital direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays RCM and Marsico Capital a subadvisory fee.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

               C. ADMINISTRATIVE  AND  SERVICING  FEES -  The  Manager  provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $611,000.

               D. EXPENSE LIMITATION - The  Manager has  voluntarily  agreed  to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2004, the Fund incurred reimbursable expenses of $897,000.

               E. TRANSFER AGENT'S FEES - USAA  Transfer Agency  Company,  d/b/a
                  USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,120,000.

               F. UNDERWRITING  SERVICES  -  The   Manager  provides   exclusive
                  underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

32

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           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                         PERIOD ENDED
                                          JANUARY 31,                                 YEAR ENDED JULY 31,
                                         -----------------------------------------------------------------------------------------
                                             2004             2003           2002              2001           2000            1999
                                         -----------------------------------------------------------------------------------------
Net asset value at beginning of period   $  11.29            10.34       $  15.74       $     24.50     $    24.03      $    20.04
                                         -----------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)              (.00)(a,e)        .00(e)        (.04)(a)         (.07)(a)        (.03)(a)         .04
   Net realized and unrealized
     gain (loss)                             1.18(a)           .95          (5.36)(a)        (8.18)(a)        3.06(a)         4.72
                                         -----------------------------------------------------------------------------------------
Total from investment operations             1.18(a)           .95          (5.40)(a)        (8.25)(a)        3.03(a)         4.76
                                         -----------------------------------------------------------------------------------------
Less distributions:
   From net investment income                (.01)               -              -                -            (.02)           (.03)
   From realized capital gains                  -                -              -             (.51)          (2.54)           (.74)
                                         -----------------------------------------------------------------------------------------
Total distributions                          (.01)               -              -             (.51)          (2.56)           (.77)
                                         -----------------------------------------------------------------------------------------
Net asset value at end of period         $  12.46         $  11.29       $  10.34       $    15.74      $    24.50      $    24.03
                                         =========================================================================================
Total return (%)*                           10.41             9.19         (34.31)          (34.34)          14.13           24.92
Net assets at end of period (000)        $851,767         $769,704       $728,286       $1,188,743      $1,874,570      $1,683,008
Ratio of expenses to average
   net assets (%)**                          1.00(b,c,d)      1.00(c,d)      1.00(c,d)         .99(c)          .96             .97
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**                      1.22(b,c)        1.28(c)        1.22(c)           N/A             N/A             N/A
Ratio of net investment income (loss)
   to average net assets (%)**               (.00)(b,f)        .05           (.27)            (.39)           (.11)            .18
Portfolio turnover (%)                      34.25            54.10         114.41           101.08          133.43           39.60

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2004, average net assets were $810,231,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2004, average shares were 68,297,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                             (.02)%           (.01)%            -                -             N/A             N/A
(d) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.
(e) Represents less than $0.01 per share.
(f) Represents less than 0.01%.

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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                                     INSURANCE o MEMBER SERVICES

23420-0304                                   (C)2004, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.